Background, Organization, and Summary of Significant Accounting Policies - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 345,184	$ 343,023
Foreign currency translation adjustment	468	2,161
Goodwill, ending balance	1,781,332	345,184
Riggs Distler
Goodwill [Roll Forward]
Goodwill from acquisition	449,501
Questar Pipelines
Goodwill [Roll Forward]
Goodwill from acquisition	986,179
Goodwill, ending balance	986,200
Natural Gas Distribution
Goodwill [Roll Forward]
Goodwill, beginning balance	10,095	10,095
Foreign currency translation adjustment	0	0
Goodwill, ending balance	10,095	10,095
Natural Gas Distribution | Riggs Distler
Goodwill [Roll Forward]
Goodwill from acquisition	0
Natural Gas Distribution | Questar Pipelines
Goodwill [Roll Forward]
Goodwill from acquisition	0
Utility Infrastructure Services
Goodwill [Roll Forward]
Goodwill, beginning balance	335,089	332,928
Foreign currency translation adjustment	468	2,161
Goodwill, ending balance	785,058	335,089
Utility Infrastructure Services | Riggs Distler
Goodwill [Roll Forward]
Goodwill from acquisition	449,501
Utility Infrastructure Services | Questar Pipelines
Goodwill [Roll Forward]
Goodwill from acquisition	0
Pipeline and Storage
Goodwill [Roll Forward]
Goodwill, beginning balance	0	0
Foreign currency translation adjustment	0	0
Goodwill, ending balance	986,179	$ 0
Pipeline and Storage | Riggs Distler
Goodwill [Roll Forward]
Goodwill from acquisition	0
Pipeline and Storage | Questar Pipelines
Goodwill [Roll Forward]
Goodwill from acquisition	$ 986,179